Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories
Summary of inventories

in EUR k	Dec 31, 2019	Dec 31, 2020
Raw materials, consumables and supplies	1,644	11,167
Finished goods and merchandise	165	238
Inventories	1,809	11,405